Plan Termination	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
Plan Termination

Note 5 - Plan Termination

Although the Company has not expressed any intent to do so, it has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of plan termination, participants would become 100 percent vested in their Company contributions, and shall be distributed to the participants or their beneficiaries.